UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07102

                       The Advisors' Inner Circle Fund II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-888-968-4964

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: January 31, 2007

Item 1.    Reports to Stockholders.



                       THE ADVISORS' INNER CIRCLE FUND II


PERIMETER SMALL CAP GROWTH FUND
INSTITUTIONAL SHARES

SEMI-ANNUAL REPORT                                             JANUARY 31, 2007




                                 [LOGO OMITTED]

                                   PERIMETER
                               CAPITAL MANAGEMENT




                                               INVESTMENT ADVISER:
                                               PERIMETER CAPITAL MANAGEMENT LLC

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          JANUARY 31, 2007
                                                          (UNAUDITED)

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .......................................................  1
Schedule of Investments ....................................................  3
Statement of Assets & Liabilities .......................................... 11
Statement of Operations .................................................... 12
Statement of Changes in Net Assets ......................................... 13
Financial Highlights ....................................................... 14
Notes to Financial Statements .............................................. 15
Disclosure of Fund Expenses ................................................ 20
Approval of Investment Advisory Agreements ................................. 22
--------------------------------------------------------------------------------



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 1-888-968-4964; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND

--------------------------------------------------------------------------------
January 31, 2007

Dear Shareholders,

INCEPTION TO DATE REVIEW:

The inception date for the Perimeter Small Cap Growth Fund was September 29, 2006, so the semi-annual report covers the four month period ending January 31, 2007. During this time frame, the Perimeter Small Cap Growth Fund returned 10.00% compared to the 10.80% return of the Russell 2000 Growth Index. Robust returns for both the Fund and the Index were driven by a combination of continued strength in the economy and solid corporate earnings growth. During this time period, the Fund benefited from positive stock selection in Health Care and Consumer Staples sectors. In addition, the Fund maintained an overweight position in the Materials sector, which produced returns of approximately double that of the benchmark; this certainly provided a modest tailwind to the Fund's performance. Offsetting the solid performance from these sectors was weak stock selection in the Consumer Discretionary, Industrials, and Technology sectors.

One of the top contributors to the Fund's performance was NEW RIVER PHARMACEUTICALS, a specialty pharmaceutical company that produces synthesized versions of amphetamines and opiates that are just as effective as the original compounds, but with less risk of abuse, overdose and addiction. NEW RIVER received an approvable letter in October 2006 from the FDA for a new compound to treat Attention Deficit Hyperactivity Disorder (ADHD). The market for ADHD is quite substantial and should provide the foundation for strong revenue growth and cash generation. Another strong contributor was INTERWOVEN, a software company that provides enterprise content management software with a niche focus in professional services (i.e. lawyers/accountants) and in web-content management. Strong earnings growth due to a new product cycle, expanding operating margins, and superior execution enabled INTERWOVEN to exceed consensus earnings expectations and to raise earnings guidance for 2006 and 2007. A portfolio holding that did not quite meet expectations and detracted from the portfolio's performance was BEBE STORES, a high fashion retailer. BEBE recently reported a good quarter but the forward guidance for sales growth was less than stellar, resulting in stock weakness. Slowing sales and earnings momentum, declining estimate revisions, and concerns on the company's ability to exceed expectations going forward led us to exit our position.

MANAGER OUTLOOK & PORTFOLIO POSITIONING

As a result of our bottom-up, fundamental stock selection process, the portfolio currently has an overweight position in Technology. Several technology drivers such as the MICROSOFT Vista upgrade, greater adoption of flat panel HDTVs in the home, a new gam-

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND

--------------------------------------------------------------------------------

ing platform and the increased feature and functionality of handheld devices are benefiting the sales and earnings growth of many recent additions to the portfolio including CAPTARIS, METHODE ELECTRONICS, OPNET TECHNOLOGIES and THQ INC. We remain favorable for growth prospects in this sector and given the sector's dramatic underperformance over the past three years, this growth can be bought at discounted valuations.

Within the Industrials sector, recent sells of AIRTRAN AIRWAYS, AMERICAN WOODMARK, CIRCOR INT'L, EMCOR GROUP and INSITUFORM TECHNOLOGIES have reduced our exposure to neutral weight. We would expect our industrial weighting to gravitate downward during the year, as the slowing economy negatively impacts the growth trajectory of many companies in this space. We also took advantage of the strength in the energy sector in late 2006 to reduce our exposure to companies with peaking momentum, including sales of PETROHAWK, CALLON, GREY WOLF and OMI CORP. In Consumer Discretionary, we have swapped out of weaker positioned names into more sustainable growth companies, as we enter 2007. We moved away from CHAMPION ENTERPRISES, HAVERTY FURNITURE and STRAYER EDUCATION, while adding more solid prospects, such as INTERACTIVE DATA, SOTHEBY'S HOLDINGS, SHOE CARNIVAL, and AARON RENTS.

Despite the resilience of the economy, growth is moderating, as evidenced by weakness in the transportation sector. As a result, the Perimeter investment team has been identifying companies that will be able to grow in such an environment and/or whose growth will be less susceptible to economic slowing. In essence, we are seeking companies that we believe will experience the best relative earnings momentum over the next year. These companies possess some combination of the quintessential characteristics that define our stock selection process, including accelerating earnings and sales growth momentum, improving profitability trends, a solid balance sheet, and high quality earnings. In addition, with all stocks we seek to purchase, we evaluate the fundamental drivers and catalysts for continued business momentum that we believe will drive sustainable earnings and revenue growth into 2007. The final ingredient in our stock selection strategy is to continually assess a stock's risk/reward potential, which enables us to decisively execute our sell discipline. The Perimeter Small Cap Growth team prides itself on the consistent and disciplined execution of our stock selection and portfolio management process day-in and day-out.

THE RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          JANUARY 31, 2007
                                                          (UNAUDITED)
--------------------------------------------------------------------------------
SECT0R WEIGHTINGS+:

[BAR CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

28.4% Information Technology(1)
17.8% Industrials
16.2% Health Care
12.1% Consumer Discretionary
10.2% Financials
5.1% Materials
4.4% Energy
4.0% Consumer Staples
1.3% Short-Term Investment
0.5% Telecommunication Services

  + Percentages based on total investments.
(1) Narrow industries are utilized for compliance purposes, whereas broad sectors and utilized for reporting.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.8%

                                                            SHARES        VALUE
                                                            ------        -----
CONSUMER DISCRETIONARY -- 12.0%
   Aaron Rents                                                3,820  $   112,766
   Asbury Automotive Group                                    5,540      135,508
   Bob Evans Farms                                            2,851       96,849
   Carter's*                                                  3,660       92,964
   Cox Radio, Cl A*                                           8,360      130,918
   CROCS*                                                     2,590      130,381
   Dover Downs Gaming & Entertainment                         7,880      103,149
   Dress Barn*                                                7,069      158,841
   Fossil*                                                    5,435      122,342
   Genesco*                                                   2,490       98,081
   Group 1 Automotive                                         2,300      121,900
   Harris Interactive*                                        2,784       14,505
   Interactive Data                                           6,970      163,028
   Jack in the Box*                                           2,081      128,585
   Jarden*                                                    4,534      166,262
   Maidenform Brands*                                         6,638      132,893
   Matthews International, Cl A                               3,673      148,940
   Men's Wearhouse                                            1,647       70,722
   Noble International                                        4,350       83,390
   Phillips-Van Heusen                                        2,652      146,258
   Priceline.com*                                             3,804      162,127
   Rare Hospitality International*                            2,123       66,959
   Shoe Carnival*                                             1,758       55,957
   Skechers U.S.A., Cl A*                                     1,960       69,462
   Sonic Automotive, Cl A                                     2,590       81,197


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          JANUARY 31, 2007
                                                         (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED

                                                             SHARES        VALUE
                                                             ------        -----
CONSUMER DISCRETIONARY -- (CONTINUED)
   Sotheby's                                                  4,180  $   154,994
   Steiner Leisure*                                           4,515      211,121
   Wet Seal, Cl A*                                           16,790      108,463
   Wolverine World Wide                                       4,413      135,788
                                                                     -----------
                                                                       3,404,350
                                                                     -----------
CONSUMER STAPLES -- 4.0%
   Ingles Markets, Cl A                                       3,273      119,857
   Longs Drug Stores                                          3,853      165,679
   Prestige Brands Holdings*                                 12,155      154,490
   Ralcorp Holdings*                                          3,460      191,476
   Sanderson Farms                                            6,234      197,119
   Spartan Stores                                             6,733      159,303
   TreeHouse Foods*                                           4,750      141,598
                                                                     -----------
                                                                       1,129,522
                                                                     -----------
ENERGY -- 4.4%
   Alon USA Energy                                            4,339      116,676
   Bill Barrett*                                              4,758      147,022
   Comstock Resources*                                        4,640      148,248
   Core Laboratories*                                         1,258      103,659
   Input/Output*                                              4,280       58,593
   Parker Drilling*                                          18,360      170,014
   Petroquest Energy*                                        10,558      137,571
   Superior Energy Services*                                  3,836      116,307
   Swift Energy*                                              2,856      126,635
   World Fuel Services                                        2,600      119,210
                                                                     -----------
                                                                       1,243,935
                                                                     -----------
FINANCIALS -- 10.1%
   1st Source                                                 4,363      125,960
   Commerce Group                                             3,776      113,960
   Delphi Financial Group, Cl A                               3,845      151,647
   Extra Space Storage                                        4,243       83,757
   FBL Financial Group, Cl A                                  2,724      105,718
   First Bancorp                                              8,610       91,955
   First Cash Financial Services*                             3,010       70,675
   First Citizens BancShares, Cl A                              514      105,365


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          JANUARY 31, 2007
                                                          (UNAUDITED)
--------------------------------------------------------------------------------

 COMMON STOCK -- CONTINUED


                                                            SHARES        VALUE
                                                            ------        -----
FINANCIALS --  (CONTINUED)
   Fpic Insurance Group*                                      3,165  $   138,912
   Greene County Bancshares                                   1,933       70,960
   Hanmi Financial                                            7,635      156,365
   Harleysville Group                                         4,932      167,688
   Infinity Property & Casualty                               4,058      194,135
   IPC Holdings                                               4,970      146,366
   Ohio Casualty                                              3,810      112,547
   ProAssurance*                                              2,754      139,875
   Prosperity Bancshares                                      3,982      139,370
   Safety Insurance Group                                     2,782      135,873
   Selective Insurance Group                                  1,884       96,932
   Sun Bancorp*                                               4,475       87,755
   Triad Guaranty*                                            2,268      116,802
   Umpqua Holdings                                            2,824       80,343
   United Community Banks                                     2,943       96,118
   Zenith National Insurance                                  3,019      137,968
                                                                     -----------
                                                                       2,867,046
                                                                     -----------
HEALTH CARE -- 16.0%
   Albany Molecular Research*                                16,015      163,033
   Allscripts Healthcare Solutions*                           4,820      147,492
   Amedisys*                                                  4,544      146,862
   Arena Pharmaceuticals*                                    10,962      139,985
   Aspect Medical Systems*                                    6,352      105,761
   Bradley Pharmaceuticals*                                   5,034      101,234
   Bruker BioSciences*                                        9,987       74,403
   Cholestech*                                                4,680       78,764
   Cross Country Healthcare*                                  6,330      142,805
   Emergency Medical Services, Cl A*                          1,310       34,060
   Five Star Quality Care*                                   10,383      125,946
   Hologic*                                                   4,771      265,029
   Home Diagnostics*                                          9,830      116,977
   Illumina*                                                  3,462      141,423
   inVentiv Health*                                           4,098      143,799
   Kendle International*                                      1,659       64,435
   LHC Group*                                                 5,056      131,608
   LifePoint Hospitals*                                       2,740       93,105
   Matria Healthcare*                                         5,013      138,509

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          JANUARY 31, 2007
                                                          (UNAUDITED)
--------------------------------------------------------------------------------

 COMMON STOCK -- CONTINUED

                                                            SHARES        VALUE
                                                            ------        -----
HEALTH CARE -- (CONTINUED)
   Natus Medical*                                            12,131  $   184,391
   New River Pharmaceuticals*                                 3,281      183,408
   Oculus Innovative Sciences*                               17,430      133,688
   Omnicell*                                                 11,886      246,278
   Parexel International*                                     3,770      123,467
   PDL BioPharma*                                            10,451      214,350
   PharmaNet Development Group*                               7,627      151,396
   Pharmion*                                                  5,495      175,016
   Phase Forward*                                            10,168      137,675
   Sciele Pharma*                                             8,602      204,297
   Third Wave Technologies*                                  17,518       87,940
   United Therapeutics*                                       3,183      170,609
   Viropharma*                                               10,770      183,413
                                                                     -----------
                                                                       4,551,158
                                                                     -----------
INDUSTRIALS -- 17.6%
   Alaska Air Group*                                          3,878      166,172
   Ameron International                                       1,743      140,608
   Barnes Group                                               5,798      124,193
   CBIZ*                                                     22,488      150,670
   Columbus McKinnon*                                         6,752      155,161
   COMSYS IT Partners*                                        5,100      110,364
   Consolidated Graphics*                                     2,480      153,760
   Copart*                                                    5,402      159,035
   Corrections Corporation of America*                        2,244      109,328
   CRA International*                                         2,829      152,540
   EnerSys*                                                   9,259      150,551
   Ennis                                                      4,390      110,584
   EnPro Industries*                                          4,620      152,691
   Esterline Technologies*                                    3,420      136,697
   Flow International*                                        4,202       49,079
   FTI Consulting*                                            5,530      151,577
   Gardner Denver*                                            3,960      152,658
   General Cable*                                             4,115      177,480
   Healthcare Services Group                                  5,303      153,363
   HUB Group, Cl A*                                           5,542      165,484
   Infrasource Services*                                      2,760       58,650
   Interline Brands*                                          5,990      136,153

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          JANUARY 31, 2007
                                                          (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED


                                                             SHARES        VALUE
                                                             ------        -----
INDUSTRIALS -- (CONTINUED)
   K&F Industries Holdings*                                   7,670  $   178,634
   Kansas City Southern*                                      5,120      153,907
   M&F Worldwide*                                             5,285      180,218
   Moog, Cl A*                                                4,124      160,795
   Mueller Water Products, Cl A                               8,160      112,200
   Navigant Consulting*                                       2,020       41,976
   NCI Building Systems*                                      1,812      103,139
   RBC Bearings*                                              4,760      146,037
   Regal-Beloit                                               3,343      168,220
   Skywest                                                    6,556      177,930
   Standard Register                                          8,637      109,085
   Teledyne Technologies*                                     4,275      163,091
   Tennant                                                    4,849      149,931
   United Stationers*                                         2,910      148,294
                                                                     -----------
                                                                       5,010,255
                                                                     -----------
INFORMATION TECHNOLOGY -- 28.2%
   24/7 Real Media*                                           6,650       67,231
   Actuate*                                                  16,551       86,562
   Adtran                                                     4,955      109,803
   Aeroflex*                                                 13,851      165,658
   Altiris*                                                   4,738      155,075
   Ansys*                                                     3,372      168,229
   Aspen Technology*                                         12,237      125,429
   Avocent*                                                   4,080      140,923
   Bell Microproducts*                                       15,750      113,715
   Brooks Automation*                                         8,499      118,306
   Captaris*                                                 11,064       97,474
   CSG Systems International*                                 3,206       80,406
   CTS                                                       11,238      174,189
   Cymer*                                                     2,350       99,241
   Digi International*                                        9,951      123,591
   Emulex*                                                    8,930      158,507
   Epicor Software*                                          10,756      148,971
   Flir Systems*                                              5,210      161,041
   GigaMedia*                                                 2,605       30,921
   Greenfield Online*                                         6,960      100,224
   Hyperion Solutions*                                        3,553      150,008


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          JANUARY 31, 2007
                                                          (UNAUDITED)
--------------------------------------------------------------------------------

 COMMON STOCK -- CONTINUED


                                                             SHARES        VALUE
                                                             ------        -----

INFORMATION TECHNOLOGY -- (CONTINUED)
   Insight Enterprises*                                       8,580  $   174,431
   InterVoice*                                               13,570       89,019
   Interwoven*                                               12,371      194,225
   Komag*                                                     3,130      106,796
   Kopin*                                                     8,196       31,637
   Kronos*                                                    4,720      179,360
   LivePerson*                                               10,791       66,796
   Macrovision*                                               7,294      180,381
   Manhattan Associates*                                      3,690      103,578
   Methode Electronics                                       14,920      164,269
   MIPS Technologies*                                         6,094       50,702
   Netgear*                                                   6,353      163,590
   Newport*                                                   8,607      171,796
   Nice Systems ADR*                                          5,281      167,196
   Nuance Communications*                                    13,210      152,179
   Open Text*                                                 7,780      146,108
   Oplink Communications*                                     7,304      138,630
   Opnet Technologies*                                       10,460      141,315
   Packeteer*                                                 8,762      117,411
   Photronics*                                                9,304      155,005
   Quality Systems                                            1,860       78,920
   Quest Software*                                           10,771      160,811
   Radiant Systems*                                          14,177      159,917
   RADVision*                                                 7,967      155,596
   Radyne*                                                    9,657      101,012
   SafeNet*                                                   2,186       54,672
   Silicon Image*                                            12,313      148,864
   Sirenza Microdevices*                                     15,560      109,542
   SonicWALL*                                                18,818      158,636
   Standard Microsystems*                                     4,338      121,030
   SumTotal Systems*                                          9,230       65,810
   SupportSoft*                                               8,570       58,276
   Technitrol                                                 4,825      106,246
   THQ*                                                       4,390      133,017
   TIBCO Software*                                           15,935      147,877
   Tollgrade Communications*                                  6,993       70,350
   Transaction Systems Architects*                            3,000      108,450
   Trimble Navigation*                                        1,942      109,878


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          JANUARY 31, 2007
                                                          (UNAUDITED)
--------------------------------------------------------------------------------

 COMMON STOCK -- CONTINUED


                                                            SHARES        VALUE
                                                            ------        -----

INFORMATION TECHNOLOGY -- (CONTINUED)
   Triquint Semiconductor*                                   27,476  $   129,137
   Ultimate Software Group*                                   4,457      108,662
   Vignette*                                                 10,303      184,630
   WebEx Communications*                                      4,311      159,852
   Xyratex*                                                   5,130      107,627
                                                                     -----------
                                                                       8,008,740
                                                                     -----------
MATERIALS --  5.1%
   Aptargroup                                                 2,817      171,865
   Brush Engineered Materials*                                4,905      162,307
   Buckeye Technologies*                                      5,384       64,447
   Carpenter Technology                                       1,382      161,832
   Chaparral Steel                                            3,130      160,506
   Headwaters*                                                5,070      115,190
   Landec*                                                      657        8,048
   Metal Management                                           2,571      105,514
   Northgate Minerals*                                       23,390       87,479
   Sensient Technologies                                      6,874      169,650
   Spartech                                                   4,402      123,344
   Stillwater Mining*                                         8,590      111,327
                                                                     -----------
                                                                       1,441,509
                                                                     -----------
TELECOMMUNICATION SERVICES -- 0.4%
   Cbeyond*                                                   1,990       59,143
   General Communication, Cl A*                               4,450       68,797
                                                                     -----------
                                                                         127,940
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $27,132,846)                                              27,784,455
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          JANUARY 31, 2007
                                                          (UNAUDITED)
--------------------------------------------------------------------------------


 SHORT-TERM INVESTMENT -- 1.3%


                                                             SHARES        VALUE
                                                             ------        -----
   Union Bank of California Money Market Fund, 4.530%**
      (Cost $380,675)                                       380,675  $   380,675
                                                                     -----------
   TOTAL INVESTMENTS -- 99.1%
      (Cost $27,513,521)                                             $28,165,130
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $28,408,783.
 * NON-INCOME PRODUCING SECURITY.
** RATE SHOWN IS THE 7-DAY YIELD AS OF JANUARY 31, 2007.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     PERIMETER SMALL
                                                       CAP GROWTH FUND
                                                       JANUARY 31, 2007
                                                       (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Value (Cost $27,513,521)                          $28,165,130
   Receivable for Investment Securities Sold                            414,242
   Receivable for Capital Shares Sold                                   187,166
   Prepaid Deferred Offering Costs                                       14,195
   Dividends Receivable                                                   8,896
   Receivable due from Investment Adviser                                 3,398
                                                                    -----------
    TOTAL ASSETS                                                     28,793,027
                                                                    -----------
LIABILITIES:
   Payable for Investment Securities Purchased                          334,475
   Payable for Capital Shares Redeemed                                   17,311
   Payable due to Administrator                                           6,795
   Chief Compliance Officer Fees Payable                                  3,100
   Payable due to Trustees                                                2,180
   Other Accrued Expenses                                                20,383
                                                                    -----------
    TOTAL LIABILITIES                                                   384,244
                                                                    -----------
   NET ASSETS                                                       $28,408,783
                                                                    ===========
NET ASSETS CONSIST OF:
   Paid-in Capital                                                  $27,776,733
   Accumulated Net Investment Loss                                      (50,710)
   Accumulated Net Realized Gain on Investments                          31,151
   Net Unrealized Appreciation on Investments                           651,609
                                                                    -----------
   NET ASSETS                                                       $28,408,783
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICEPER SHARE --
       INSTITUTIONAL CLASS ($28,408,783 / 2,581,731)                     $11.00
                                                                         ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  PERIMETER SMALL
                                                    CAP GROWTH FUND
                                                    FOR THE PERIOD ENDED
                                                    JANUARY 31, 2007*
                                                    (UNAUDITED)
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividend Income (net of foreign taxes withheld of $65)                $  35,461
                                                                      ---------
EXPENSES
Investment Advisory Fees                                                 60,118
Administration Fees                                                      26,959
Chief Compliance Officer Fees                                             3,100
Trustees' Fees                                                            2,428
Transfer Agent Fees                                                      33,700
Offering Costs(1)                                                        17,524
Legal Fees                                                                8,429
Audit Fees                                                                7,081
Printing Fees                                                             6,069
Registration Fees                                                         3,003
Custodian Fees                                                            1,857
Insurance and other expenses                                              1,513
                                                                      ---------
   TOTAL EXPENSES                                                       171,781
Less: Waiver of Investment Advisory Fees                                (60,118)
      Reimbursement from Investment Adviser                             (19,912)
      Fees Paid Indirectly                                               (5,580)
                                                                      ---------
   NET EXPENSES                                                          86,171
                                                                      ---------
NET INVESTMENT LOSS                                                     (50,710)
                                                                      ---------
NET REALIZED GAIN ON INVESTMENTS                                         31,151
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                    651,609
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         682,760
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $632,050
                                                                       ========


(1) SEE NOTE 2.
 * COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          (UNAUDITED)

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD
                                                                      ENDED
                                                                   JANUARY 31,
                                                                     2007*
                                                                  -----------
OPERATIONS:
   Net Investment Loss                                            $  (50,710)
   Net Realized Gain on Investments                                   31,151
   Net Change in Unrealized Appreciation on Investments              651,609
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 632,050
                                                                  ----------
CAPITAL SHARE TRANSACTIONS:
   Issued                                                         28,002,727(1)
   Redeemed                                                         (225,994)
                                                                  ----------
   NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS                                           27,776,733
                                                                  ----------
     TOTAL INCREASE IN NET ASSETS                                 28,408,783
                                                                  ----------
NET ASSETS:
   Beginning of Period                                                    --
                                                                  ----------
   End of Period (including accumulated net
     investment loss of $50,710)                                 $28,408,783
                                                                 ===========
SHARE TRANSACTIONS:
   Issued                                                          2,602,696(1)
   Redeemed                                                          (20,965)
                                                                  ----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS      2,581,731
                                                                  ==========

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8).
* COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          (UNAUDITED)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                      PERIOD
                                                                       ENDED
                                                                    JANUARY 31,
                                                                      2007*
                                                                    -----------
Net Asset Value, Beginning of Period                                  $10.00
                                                                      -------
Income from Operations:
   Net Investment Loss(1)                                              (0.03)
   Net Realized and Unrealized Gain on Investments                      1.03
                                                                      ------
Total from Operations                                                   1.00
                                                                      ------
Net Asset Value, End of Period                                        $11.00
                                                                      ======

TOTAL RETURN+                                                          10.00%
                                                                      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                                $28,409
Ratio of Expenses to Average Net Assets (including waivers and
   reimbursements, excluding fees paid indirectly)                      1.37%**
Ratio of Expenses to Average Net Assets (including waivers,
   reimbursements and fees paid indirectly)                             1.29%**
Ratio of Expenses to Average Net Assets (excluding waivers,
   reimbursements and fees paid indirectly)                             2.57%**
Ratio of Net Investment Loss to Average Net Assets                     (0.76)%**
Portfolio Turnover Rate++                                                 38%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER, AS APPLICABLE.
  * COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.
 ** ANNUALIZED.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND
                                                          JANUARY 31, 2007
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds. The financial statements herein are those of the Perimeter Small Cap Growth Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND

--------------------------------------------------------------------------------

     listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2007, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular Fund. Expenses that cannot be directly attributed to a fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on September 29, 2006, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of January 31, 2007, $14,195 remained to be amortized.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. For the period September 29, 2006, through January 31, 2007, there were no redemptions fees retained by the Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND

--------------------------------------------------------------------------------

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.10% on the first $250 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $80,000 for the Fund's first year of operations and $100,000 per year thereafter. There is also a minimum annual administration fee of $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the period ended January 31, 2007, the Fund earned credits of $5,580, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Perimeter Capital Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Institutional Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.29% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND

--------------------------------------------------------------------------------

Fund Operating Expenses" and 1.29% for the Institutional Shares to recapture any of its prior waivers or reimbursements. At January 31, 2007, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $80,030.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, were $36,214,696 and $9,370,992, respectively for the period ended January 31, 2007. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions, if any, to be paid, determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2007 were as follows:

                      AGGREGATE GROSS      AGGREGATE GROSS
       FEDERAL          UNREALIZED           UNREALIZED         NET UNREALIZED
      TAX COST         APPRECIATION         DEPRECIATION         APPRECIATION
     -----------     ----------------      ----------------     --------------
     $27,513,521        $1,404,504           $(752,895)            $651,609

8. IN-KIND TRANSFERS:

On September 29, 2006, the Fund commenced operations by issuing shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

            TRANSACTION DATE         SHARES ISSUED              VALUE
            ----------------         -------------           ----------
                09/29/06                25,799                $257,990

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND

--------------------------------------------------------------------------------
9. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. NEW ACCOUNTING PRONOUNCEMENT:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until January 31, 2008. As of January 31, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                     EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            10/03/06         01/31/07       RATIOS       PERIOD
--------------------------------------------------------------------------------
PERIMETER SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN     $1,000          $1,100.00        1.29%       $4.49*
HYPOTHETICAL 5% RETURN       1,000           1,018.70        1.29         6.56**
--------------------------------------------------------------------------------
 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 121/365.

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND

--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its August 2006 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") considered the approval of the Advisory Agreement for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing its formation and organizational structure. The representatives also commented on the portfolio managers' favorable performance results obtained for another mutual fund utilizing the same investment strategy as the Fund's while employed by a prior firm. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided

THE ADVISORS' INNER CIRCLE FUND II                        PERIMETER SMALL
                                                          CAP GROWTH FUND

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE. The Trustees reviewed reports comparing the expense ratio and advisory fees to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                      [This page intentionally left blank.]

                                  [Blank Page]

                                    ADVISER:
                        Perimeter Capital Management, LLC
                             Five Concourse Parkway
                                   Suite 2725
                             Atlanta, Georgia 30328

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



          This information must be preceded or accompanied by a current prospectus for the Fund.

PCM-SA-001-0100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund II


By (Signature and Title)*                    /s/ James F. Volk
                                             ----------------------------------
                                             James F. Volk, President

Date March 28, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------------------------
                                             James F. Volk, President

Date March 28, 2007


By (Signature and Title)*                    /s/  Michael Lawson
                                             -----------------------------------
                                             Michael Lawson, Controller and CFO

Date March 28, 2007
* Print the name and title of each signing officer under his or her signature.